Deferred dry dock and special survey costs, net (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	Jan. 14, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 14, 2021
Deferred Dry Dock And Special Survey Costs Net
Balance January 1, 2022		$ 929	$ 912	$ 438
Amortization of special survey costs	$ 185
Additions	$ 7	$ 192